INCOME TAX - Reconciliation of differences between PRC statutory income tax rate and effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of differences between PRC statutory income tax rate and effective income tax rate
Computed expected income tax expense	¥ 47,434,681		¥ 49,574,778	¥ (87,256,869)
Non-PRC entities not subject to income tax	2,563,762		(700,393)	9,726,109
Research and development expenses bonus deduction	(18,508,967)		(10,181,598)	(7,528,081)
Non-deductible share-based compensation expenses	9,453,660		4,532,885	66,374,951
Other non-deductible expenses	446,051		32,602	176,111
Change in valuation allowance	(20,302,931)		(35,043,933)	18,507,779
Total	¥ 21,086,256	$ 3,231,610	¥ 8,214,341	¥ 0